Assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	$ 11,010	$ 9,480
Property, plant and equipment	185,077	185,219
Joint ventures and associates	27,775	23,445
Deferred tax	8,173	6,857
Retirement benefit assets	5,052	10,003
Trade and other current receivables	44,597	45,860
Trade and other non-current receivables	8,252	6,018
Derivative financial instruments	9,114	9,673
Inventories	22,216	23,426
Current assets	107,173	127,926
Non-current assets	263,177	259,683
Total assets	370,350	387,609
Current debt	9,128	11,630
Non-current debt	66,515	65,448
Total	75,643	77,078
Trade and other current payables	57,770	60,693
Trade and other non-current payables	4,463	3,290
Deferred tax	11,983	13,505
Retirement benefit liabilities	7,136	6,752
Decommissioning and other provisions, current	5,884	4,469
Decommissioning and other provisions, non-current	21,411	21,227
Income taxes payable	3,149	4,648
Current liabilities	82,415	95,034
Non-current liabilities	112,616	112,407
Total liabilities	195,031	207,441
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	17	67
Property, plant and equipment	662	8,283
Joint ventures and associates	32	0
Deferred tax	46	0
Current net defined benefit asset	0	0
Retirement benefit assets	0	0
Assets of benefit plan	0	0
Trade and other current receivables	130	276
Trade and other non-current receivables	11	47
Trade and other receivables	141	323
Derivative financial instruments	0	4
Inventories	132	1,180
Current assets	262	1,460
Non-current assets	768	8,397
Total assets	1,030	9,857
Current debt	22	49
Non-current debt	163	575
Total	185	624
Trade and other current payables	82	476
Trade and other non-current payables	1	8
Trade and other payables	83	484
Deferred tax	0	2,042
Retirement benefit liabilities	0	0
Decommissioning and other provisions, current	41	134
Decommissioning and other provisions, non-current	474	2,919
Other provisions	515	3,053
Income taxes payable	37	0
Current liabilities	182	659
Non-current liabilities	638	5,544
Total liabilities	$ 820	$ 6,203